Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest	The following tables show the movements in total noncontrolling interest during the years ended December 31, 2023 and 2022:

Year ended December 31, 2023 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	66	86
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(2)	(8)	(10)
Noncontrolling interest - ending	20	65	85

Year ended December 31, 2022 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	68	88
Net income attributable to noncontrolling interest	2	6	8
Distributions to noncontrolling interest	(2)	(8)	(10)
Noncontrolling interest - ending	20	66	86
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2023 and 2022:

Year ended December 31, 2023 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	45	65
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(2)	(6)	(8)
Noncontrolling interest - ending	20	44	64

Year ended December 31, 2022 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	46	66
Net income attributable to noncontrolling interest	2	4	6
Distributions to noncontrolling interest	(2)	(5)	(7)
Noncontrolling interest - ending	20	45	65
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2023 and 2022:

Year ended December 31 (millions of dollars)	2023	2022
Noncontrolling interest - beginning	21	22
Net income attributable to noncontrolling interest	2	2
Distributions to noncontrolling interest	(2)	(3)
Noncontrolling interest - ending	21	21